Right-of-Use assets - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	€ 18.2	€ 38.5